Stock-Based Compensation (Schedule Of Estimated Fair Value Of Options) (Details)	Mar. 02, 2015 $ / shares
$1.52 Grant March 2, 2015 [Member] | Black-Scholes Option-Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	53.10%
Expected forfeitures	0.00%
Expected term (in days/years)	15 days
Risk free interest rate	0.02%
$1.92 Grant March 2, 2015 [Member] | Black-Scholes Option-Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	78.60%
Expected forfeitures	0.00%
Expected term (in days/years)	3 years
Risk free interest rate	1.06%
March 2, 2015 [Member] | Monte Carlo Option-Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	75.50%
Expected forfeitures	0.00%
Weighted average price	$ 9.945
Expected term (in days/years)	3 years
Risk free interest rate	1.06%